CONCENTRATIONS - Concentrations of credit risk (Details)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Apr. 30, 2024 HKD ($)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Oct. 31, 2022 USD ($)
Concentration Risk
Cash and restricted cash balances	$ 28,157,032			$ 695,075	$ 36,656,207	$ 695,242
Total cash	27,456,502			2,383
China
Concentration Risk
Insurance covered for balances at financial institutions and banks	69,000	¥ 500,000
Maximum limit for balances with banks covered under insurance | ¥		¥ 500,000
Cash and restricted cash balances	28,056,000
Total cash	27,355,006			$ 2,383
Insurance not covered on cash balances	27,915,000
Hong Kong
Concentration Risk
Total cash	101,496		$ 611,000
Insurance not covered on cash balances	14,000		$ 111,000
Hong Kong | Minimum
Concentration Risk
Total cash	78,000
Insurance not covered on cash balances	$ 14,000